RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16 - RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Fees, including reimbursement of expenses	272	251	323
Share-based compensation	24	76	123
	296	327	446

B.	Transactions with related parties:

	For the year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9

Consulting fees, including share-based compensation and reimbursement of expenses (1)	61	57	54
	61	57	54

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 50% part-time role (no less than 112 hours per month), for a monthly salary of NIS 10 ($3.1), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2.5 ($1), or an aggregate monthly salary of up to NIS 12.5 ($3.9). Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses. Sigalit Kimchy is the wife of Yoav Kimchy, the Company’s Chief Technology Officer.